Share-based compensation weighted average exercise prices (Details)			12 Months Ended
	Sep. 02, 2020 Options	Sep. 01, 2020 Options	Dec. 31, 2022 Options R$ / shares	Dec. 31, 2021 Options R$ / shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options			474,892	715,455
Granted during the year, number of options	715,000	22,218,000	0	0
Exercised during the year, number of options				(240,563)
Forfeited during the year, number of options			(386,418)
At the end of the period, number of options			88,474	474,892
Exercisable at the period, number of options			77,296	435,908
As of January 1, WAEP per option | R$ / shares			R$ 50.60	R$ 37.95
Exercised during the year, WAEP per option | R$ / shares				37.25
Forfeited during the year, WAEP per option | R$ / shares			R$ 63.86
At the end of the period, WAEP per option | R$ / shares				50.60
Exercisable at the period, WAEP per option | R$ / shares				R$ 49.39
Number of options expired, number of options			0	0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options			866,914	874,888
Granted during the year, number of options			508,413	6,549
Exercised during the year, number of options			0
Forfeited during the year, number of options			(63,778)	(14,523)
At the end of the period, number of options			1,319,523	866,914
Exercisable at the period, number of options			198,688	130,037
As of January 1, WAEP per option | R$ / shares			R$ 10.31	R$ 0.54
Granted during the year, WAEP per option | R$ / shares			2.41	10.31
Forfeited during the year, WAEP per option | R$ / shares			11.90	9.05
At the end of the period, WAEP per option | R$ / shares			12.54	10.31
Exercisable at the period, WAEP per option | R$ / shares			R$ 13.89	R$ 15.64